Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 33,562	€ 33,696
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,951	8,641
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26,434	24,847
Central & Eastern Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	176	207
Spain & Portugal [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	379	464
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	77	101
Agricultural mortgage loans [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	77	101
Agricultural mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8	11
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,371	3,525
Apartment mortgage loans [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,371	3,525
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	631	838
Industrial mortgage loans [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	631	838
Industrial mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,226	1,869
Office mortgage loans [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,226	1,869
Office mortgage loans [member] | The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Office mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,385	1,901
Retail mortgage loans [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,375	1,889
Retail mortgage loans [member] | The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11	12
Retail mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	19	5
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	294	438
Other commercial mortgage loans [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	256	397
Other commercial mortgage loans [member] | The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	38	41
Other commercial mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2
Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26,578	25,023
Residential mortgage loans [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	16	23
Residential mortgage loans [member] | The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26,384	24,793
Residential mortgage loans [member] | Central & Eastern Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	176	207
Residential mortgage loans [member] | Spain & Portugal [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Residential mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 343	€ 448